Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 10—Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of June 30, 2022
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account	$175,360,788	$—	$—	$175,360,788

Liabilities
Derivative public warrant liabilities	6,300,000	—	—	6,300,000
Derivative private warrant liabilities	—	5,040,000	—	5,040,000

Total Liabilities	$6,300,000	$5,040,000	$—	$11,340,000

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account	$175,101,805	$—	$—	$175,101,805

Liabilities
Derivative public warrant liabilities	10,937,500	—	—	10,937,500
Derivative private warrant liabilities	—	8,750,000	—	8,750,000

Total Liabilities	$10,937,500	$8,750,000	$—	$19,687,500

Level 1 assets include investments in money market funds or U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments. For the Public Warrants issued in connection with the Public Offering, the traded market price was used as fair value.
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period.
The estimated fair value of the Private Placement Warrants was transferred from a Level 3 measurement to a level 2 measurement in July 2021, as the key inputs to the valuation model became directly or indirectly observable from the Public Warrants listed price.
The Private Placement Warrants were measured at fair value using a Monte Carlo simulation model prior to July 2021. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

Note 10 — Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account	$175,101,805	$—	$—	$175,101,805

Liabilities:
Derivative public warrant liabilities	10,937,500	—	—	10,937,500
Derivative private warrant liabilities	—	8,750,000	—	8,750,000

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account	$175,030,689	$—	$—	$175,030,689

Liabilities:
Derivative public warrant liabilities	12,775,000	—	—	12,775,000
Derivative private warrant liabilities	—	—	8,030,000	8,030,000

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Private Placement Warrants was transferred from a Level 3 measurement to a level 2 measurement in July 2021, as the key inputs to the valuation model became directly or indirectly observable from the Public Warrants listed price.
Level 1 assets include investments in money market funds or U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments. For the Public Warrants issued in connection with the Public Offering, the traded market price was used as fair value.
The Private Placement Warrants were measured at fair value using a Monte Carlo simulation model prior to July 2021.
The estimated fair value of the Private Placement Warrants was determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-
coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs:

As of December 31, 2020
Option term (in years)	6.34
Volatility	21.50%
Risk-free interest rate	0.55%
Expected dividends	—
Exercise Price	11.50
The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the year ended December 31, 2021 is summarized as follows:

As of December 31, 2021
Derivative warrant liabilities at January 1, 2021 – Level 3	$8,030,000
Change in fair value of derivative warrant liabilities – Level 3	(4,345,000)
Transfer of Private warrants to Level 2	(3,685,000)

Derivative warrant liabilities at December 31, 2021 – Level 3	$—